SCHEDULE OF PROVISIONS (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Opening balance		$ 3,608	$ 2,208
Termination payments		(6)	(62)
Change in estimate			1,191
Accretion for the period		223	321
Exchange differences		112	(50)
Closing balance		3,937	3,608
Current		2,039	1,795
Non-current		1,898	1,813
Post-employment medical defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[1]	1,795	652
Termination payments	[1]	(6)	(62)
Change in estimate	[1]		968
Accretion for the period	[1]	192	236
Exchange differences	[1]	58	1
Closing balance	[1]	2,039	1,795
Current	[1]	2,039	1,795
Non-current	[1]
Pension defined benefit plans [member]
IfrsStatementLineItems [Line Items]
Opening balance	[2]	1,813	1,556
Termination payments	[2]
Change in estimate	[2]		223
Accretion for the period	[2]	31	85
Exchange differences	[2]	54	(51)
Closing balance	[2]	1,898	1,813
Current	[2]
Non-current	[2]	$ 1,898	$ 1,813

[1]	Post-retirement benefits: Under Mexican labour law, the Company provides post-retirement indemnities and severance benefits to its employees terminated under certain circumstances. Key assumptions used by the independent 3rd party actuary in the above estimate include an annual discount rate of 7.00% (December 31, 2021 – 7.00%), employee turnover rate of 4% (December 31, 2021 – 4%), annual salary rate increase of 3.75% (December 31, 2021 – 3.75%) and minimum wage increase rate of 22% (December 31, 2021 – 22%), and the life of mine plan to mid-2022 (December 31, 2021 – to mid-2022).
[2]	Rehabilitation provision: Key financial assumptions used in the above estimate include independent 3rd party cost reports, an annual discount rate of 6.68% for Platosa and 7.19% for Miguel Auza (December 31, 2021 – 6.68% for Platosa and 7.19% for Miguel Auza), Mexican target inflation rates and the anticipated commencement of rehabilitation work (Platosa – 2023 and Miguel Auza – 2024). The total undiscounted amount of estimated cash flows required to settle the Company’s obligations is $2.0 million of which $1.0 million relates to the Platosa mine and $1.0 million relates to the Miguel Auza processing facility.